Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Cash Paid For Interest	$ 457.9	$ 437.6	$ 435.9
Cash Paid For Income Taxes	663.2	476.6	585.7
Non-cash Activities [Abstract]
Fair value of assets of acquired businesses	7,032.4	737.4	19,623.9
Cash paid for acquired businesses	(5,634.9)	(700.6)	(13,534.6)
Liabilities assumed of acquired businesses	1,397.5	36.8	6,089.3
Declared but unpaid dividends	60.1	61.3	61.9
Issuance of stock upon vesting of restricted stock units	126.9	131.0	110.0
Fair value of investments contributed to defined benefit plans	15.9
Cash and Cash Equivalents	786.2	452.1
Cash, Cash Equivalents and Restricted Cash	810.8	466.3	$ 1,363.9	$ 5,875.5
Other Current Assets [Member]
Non-cash Activities [Abstract]
Restricted Cash	18.0	12.0
Other Assets [Member]
Non-cash Activities [Abstract]
Restricted Cash	$ 6.6	$ 2.2